Stock-Based Compensation - Fair Value of Employee Stock Options Granted was Estimated Using Weighted Average Assumptions (Detail)	3 Months Ended	12 Months Ended	24 Months Ended	27 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	80.00%	80.00%	80.00%	80.00%
Risk free rate	1.89%	1.77%	1.77%	1.77%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	5 years 10 months 6 days	5 years 11 months 5 days	5 years 11 months 5 days	5 years 11 months 5 days